Exhibit 99.1

MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-3

Collection Period	07/01/15-07/31/15
Determination Date	8/10/2015
Distribution Date	8/17/2015

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$85,472,850.83
2.	Collections allocable to Principal				$6,359,382.67
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$166,188.40

5.	Pool Balance on the close of the last day of the related Collection Period				$78,947,279.76
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				13,243
7.	Initial Pool Balance				$650,000,004.80

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$0.00		$0.00
	d.	Class A-4 Note Balance	$45,822,850.81		$39,297,279.74
	e.	Class B Note Balance	$13,650,000.00		$13,650,000.00
	f.	Class C Note Balance	$11,700,000.00		$11,700,000.00
	g.	Class D Note Balance	$11,050,000.00		$11,050,000.00

	h.	Note Balance (sum a - g)	$82,222,850.81		$75,697,279.74
9.	Pool Factors
	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.0000000		0.0000000
	d.	Class A-4 Note Pool Factor	0.5353137		0.4590804
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.1264967		0.1164574
10.	Overcollateralization Target Amount				$3,250,000.02
11.	Current overcollateralization amount (Pool Balance - Note Balance)				$3,250,000.02
12.	Weighted Average Coupon			%	9.24%
13.	Weighted Average Original Term			months	68.66
14.	Weighted Average Remaining Term			months	20.54

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$713,951.53
	b.	Liquidation Proceeds allocable to Finance Charge			$629.53
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$714,581.06
16.	Principal:
	a.	Collections allocable to Principal			$6,359,382.67
	b.	Liquidation Proceeds allocable to Principal			$59,537.29
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$6,418,919.96

17.	Total Finance Charge and Principal Collections (15d + 16d)		$7,133,501.02
18.	Interest Income from Collection Account		$592.07
19.	Simple Interest Advances		$0.00

20.	Available Collections (Ln17 + 18 + 19)		$7,134,093.09

Available Funds

21.	Available Collections		$7,134,093.09
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$7,134,093.09

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$71,227.38
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$71,227.38

	d.	Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances		$0.00
26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00
27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00
	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00
	i.	Class A-3 Monthly Interest	$0.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$0.00
	m.	Class A-4 Monthly Interest	$57,660.42
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$57,660.42
28.	Priority Principal Distributable Amount		$0.00
29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$24,683.75
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$24,683.75
30.	Secondary Principal Distributable Amount		$0.00
31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$26,910.00
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$26,910.00
32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$35,912.50
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$35,912.50
34.	Quaternary Principal Distributable Amount		$3,275,571.05
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$3,494,465.10
36.	Reserve Account Deficiency		$0.00
37.	Regular Principal Distributable Amount		$3,250,000.02
38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00
39.	Additional Servicing Fees, if any		$0.00
40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$714,581.06
	b.	Total Daily Deposits of Principal Collections	$6,418,919.96
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$592.07

	e.	Total Deposits to Collection Account (sum a - d)	$7,134,093.09
42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$71,227.38
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$6,670,737.74
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$389,627.97

	f.	Total Withdrawals from Collection Account (sum a - e)	$7,134,093.09

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$0.00
	d.	Class A-4 Interest Distribution	$57,660.42
	e.	Class B Interest Distribution	$24,683.75
	f.	Class C Interest Distribution	$26,910.00
	g.	Class D Interest Distribution	$35,912.50
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$6,525,571.07
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$6,670,737.74
44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$0.00
	d.	Class A-4 Distribution	$6,583,231.49
	e.	Class B Distribution	$24,683.75
	f.	Class C Distribution	$26,910.00
	g.	Class D Distribution	$35,912.50

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$6,670,737.74

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$389,627.97
	b.	Reserve Account surplus (Ln 55)	$161.58

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$389,789.55
46.	Withdrawals
	a.	Certificateholder Distribution	$389,789.55

	b.	Total Withdrawals from Certificate Payment Account	$389,789.55

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$75,697,279.74
48.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)		$1,625,000.00
50.	Investment Earnings		$161.58
51.	Reserve Account Draw Amount		$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)		$1,625,161.58
53.	Deposit from Available Funds (Ln 42d)		$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist		$161.58

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)		$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)		$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
59.	Amount to be paid to Servicer from the Collection Account		$71,227.38
60.	Amount to be paid to Backup Servicer from the Collection Account		$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account		$6,670,737.74
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$389,627.97
63.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$161.58
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$0.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$6,583,231.49
69.	Amount to be paid to Class B Noteholders from the Note Payment Account		$24,683.75
70.	Amount to be paid to Class C Noteholders from the Note Payment Account		$26,910.00
71.	Amount to be paid to Class D Noteholders from the Note Payment Account		$35,912.50
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus		$389,789.55

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$106,021.58
74.	Cumulative Net Losses			$11,097,818.24
75.	Cumulative Net Loss Percentage			1.7074%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	445	$3,751,605.77
	b.	61 to 90 days past due	152	$1,312,535.25
	c.	91 or more days past due	48	$438,987.54

	d.	Total Past Due (sum a - c)	645	5,503,128.56

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,264,585,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 10, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer